As filed with the Securities and Exchange Commission on October 25, 2000

                          Registration No. 33-; 811-

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                                      And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                       (Check appropriate box or boxes)

                          --------------------------

                              Working Equity Funds
              (Exact Name of Registrant as specified in Charter)

                           300 First Stamford Place
                           Stamford, Connecticut 06902
         (Address of Principal Executive Offices, including Zip Code)

       Registrant's telephone number, including area code: (203)356-1203


                         Investors Bank & Trust Company
                             200 Clarendon Street
                                     LEG13
                               Boston, MA 02116
                    (Name and Address of Agent for Service)

                                With a copy to:
                            Ronald M. Feiman, Esq.
                            Mayer, Brown & Platt
                            1675 Broadway, 19th Floor
                            New York, New York 10019-5820

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

WORKING EQUITY FUNDS

  PROSPECTUS                                            MARCH 1, 2001


WORKING EQUITY S&P 500 INDEX FUND

The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.

Table of Contents

2 Fund Summary
2 Investment Objective
2 Principal Investment Strategies
3 Principal Risk Factors
3 Investment Returns
5 Fees and Expenses
6 More About the Fund
8 Management of the Fund
9 Shareholder Information
13 Shareholder Inquiries

Please read this prospectus carefully. It provides important information about the Fund that an investor needs to know before investing in the Fund. The Fund is offered exclusively to on-line investors who participate in the vanteq Working Equity Account and requires investors to consent to receive all information about the Fund electronically. If an investor rescinds this consent at any time or no longer maintains a vanteq Working Equity Account, the Fund will redeem all of the investor's shares in the investor's Fund account.


THIS SECURITY HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        VANTEQ INVESTMENT ADVISORS INC.
                                    [logo]

Fund Summary


Investment Objective

     The Working Equity S&P 500 Index Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.* The S&P 500 Index, a widely recognized benchmark for large cap U.S. stocks, includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.

"CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN" MEANS THAT EACH STOCK IN THE INDEX CONTRIBUTES TO THE INDEX IN THE SAME PROPORTION AS THE VALUE OF ITS SHARES. THUS, IF THE SHARES OF COMPANY A ARE WORTH TWICE AS MUCH AS THE SHARES OF COMPANY B, COMPANY A'S TOTAL RETURN WILL COUNT TWICE AS MUCH AS COMPANY B'S IN CALCULATING THE INDEX'S TOTAL RETURN.

Principal Investment Strategies

     The Fund pursues its objective by investing in all of the securities that make up the S&P 500 Index in proportions that match their weight within the Index. The Fund invests in these securities indirectly through a separate mutual fund, called the Master Portfolio. In a master/feeder fund structure, the master fund invests directly in the securities, and the feeder fund invests exclusively in shares of the master fund. Under this arrangement, the Master Portfolio and the Fund have substantially identical investment objectives and strategies, and are subject to substantially the same investment risks. For that reason, this discussion of the Fund's investment objectives, strategies and risks refers to the objectives, strategies and risks of the Master Portfolio, unless otherwise indicated.











--------------------
* "Standard & Poor's(R)" "S&P(R)" and "S&P 500(R)" are trademarks of McGraw-Hill Inc. S&P does not sponsor, endorse, sell or promote the Working Equity S& P 500 Fund, and makes no representation regarding the advisability of investing in the Fund.

Principal Risk Factors


     As with any investment in a mutual fund, your investment in the Fund could lose money, or the Fund's performance could be lower than that of alternative investments. An investment in the Fund has a level of risk that usually correlates with the potential for return. The principal risks of investing in the Fund are:

o The risk that prices of the stocks in which the Master Portfolio invests may fall because of changes within the corporate entities issuing the stock.
o The risk that prices of the stocks in which the Master Portfolio invests may fall in response to political or economic events or trends in foreign, national or local arenas.
o The risk that cash balances maintained by the Fund to meet redemption requests may result in lower overall Fund performance.
o The risk that investments in the Master Portfolio are based a formula that replicates stocks that make up the S&P 500 Index, and are not based on individual stock selection. A security may be held in the Master Portfolio's schedule of investments because it is part of the S&P 500 Index, without implying that it is an attractive investment.

     The Fund may not achieve its investment objective, and does not in itself constitute a balanced investment program. Diversifying your portfolio of investments with other investment vehicles may improve your long-term return as well as reduce short-term volatility.

     AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

Investment Returns

     The Fund commenced operations on March 1, 2001. Therefore, performance information for the Fund (including annual total return and average annual total returns) is not available for this prospectus. The bar chart and table below show the returns of a comparable feeder fund that invests in the Master Portfolio, the BGI S&P 500 Stock Fund, and how its performance has varied from year to year. The bar chart shows the returns for the BGI S&P 500 Stock Fund for each full year since that fund's inception. The average annual total return table compares the BGI S&P 500 Stock Fund's average annual total return with the return of the Fund's benchmark index for one year, five year and since inception periods. The annual total return and average annual total return for the Working Equity S&P 500 Index Fund will be lower because the Fund has higher expenses than the BGI S&P 500 Stock Fund. How a fund has performed in the past is no indication of how it will perform in the future.

[Bar Graph]

CALENDAR YEAR   ANNUAL RETURN (DECEMBER 31, 2000)
2000                         %
1999                         %
1998                         %
1997                         %
1996                         %
1995                         %
1994                         %

The  highest  quarterly  return for the BGI S&P 500 Stock Fund for the  periods
covered by the bar chart above was     % for the quarter  ending            ,
    .                              ----                          -----------
----
The lowest  quarterly  returns  for the BGI S&P 500 Stock Fund for the  periods
covered by the bar chart above was      % for the quarter ending              ,
                                   ----                          -------------
    .
----

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)

                         1 YEAR         5 YEAR         SINCE INCEPTION*

BGI S&P 500 STOCK FUND        %              %                       %
S&P 500 INDEX                 %              %                       %


* The BGI S&P 500 Stock Fund, a feeder fund similar to the Working Equity S&P 500 Index Fund and used in the chart for purposes of comparison, commenced operations on July 2, 1993. The performance of the S&P 500 Index is computed from June 30, 1993.

Fees and Expenses

     The table below describes the fees and expenses that you may pay if you buy and hold shares in the Working Equity S&P 500 Index Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases          None

Maximum Deferred Sales Charge (Load)                      None

Maximum Sales Charge (Load)  Imposed on                   None
Reinvested Dividends and Other Distributions

Redemption Fee (as a percentage of redemption             2.00%*
proceeds, payable if shares are redeemed within 5 years of purchase)

ANNUAL FUND OPERATING EXPENSES**
(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees***                                        0.40%
Distribution (12b-1) Fees                                 0.25%
                                                          -----
Total Annual Fund Operating Expenses                      0.65%

* The Fund assesses a 2.00% fee on the redemption of shares held for less than two years. This fee is reduced to 1.50% for shares held for more than two years but less than three years, to 1.00% for shares held for more than three years but less than four years, and to 0.50% for shares held for more than four years but less than five years. No fee is charged for shares held for more than five years. Any additional shares purchased after the five year period described above will not be subject to a redemption fee. The redemption fee is withheld from redemption proceeds and retained by the Fund. Because the Fund is intended for long-term investors, the redemption fee ensures that the transaction costs associated with short-term trading are borne by the investors making the transactions, and not by the long-term shareholders who do not generate the costs.
** Total Annual Fund Operating  Expenses reflect the expenses at both the Fund and Master Portfolio levels.
***Management Fees represent a "unified" management fee payable by the Fund to vanteq Investment Advisors Inc. (the "Manager"), which includes a fee equal to 0.05% of the Fund's daily net assets payable at the Master Portfolio level to its investment adviser, Barclays Global Funds Advisors ("BGFA").

Example

     The example below is intended to help you compare the Fund's costs with those of other mutual funds. The example illustrates the costs you would incur on an initial $10,000 investment in the Fund over the time periods shown. It assumes your investment earns an annual return of 5% each year, that the Fund's operating expenses remain the same, and that you redeem your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR*               3 YEARS*

                                  $                     $

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR*               3 YEARS*

                                  $                     $

* Reflects costs at both the Fund and Master Portfolio levels.

     Investors are responsible for the expenses associated with an e-mail account and internet access.


More about the Fund

Additional Discussion of Investment Objectives and Strategies

     The Fund is an index fund, and as such, seeks to match an index's performance (before fees and expenses are paid out of the fund), by buying and selling all of the securities that comprise the index in the same proportion as they are reflected in the index.

     The Fund invests in the S&P 500 Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company. The Master Portfolio seeks to come within 95% of the S&P 500 Index's total return (before fees and expenses are paid out of the Portfolio), regardless of the market climate. It does not seek to out-perform the market it tracks and does not employ temporary defensive strategies when the market appears to be, or is, overvalued. Under normal market conditions, the Master Portfolio is, or is close to being, fully invested in those securities which make up the S&P 500 Index, and futures and options on stock index futures, covered by liquid assets. It may also invest up to 10% of its total assets in high quality money market instruments for purposes of liquidity.

     The Master Portfolio is managed through an indexing investment approach. To the extent possible, computerized investment programs analyze the investment characteristics of the S&P 500 Index, and identify those securities which will most likely result in the Master Portfolio's duplication of the Index's investment performance. Both the Master Portfolio and Working Equity S&P 500 Index Fund's ability to match their investment performance to the performance of the S&P 500 Index may be affected by a number of factors, such as each Fund's expenses, the cash and cash equivalents held by the Master Portfolio, the manner in which the total return is calculated for the S&P 500 Index, and the timing and amounts of shareholder purchases and redemptions in each Fund.

Additional Discussion of Investment Risk

     An investment in the Working Equity S&P 500 Index Fund is subject to investment risks, including the loss of principal amount invested. This may be due, in part, to any number of risks, or a combination of risks, some of which are discussed below.

MARKET RISK:
     Market risk is the risk that the performance of the Fund will change daily, depending upon changes in the value of the stocks held by the Master Portfolio. Changes in value to common stock prices can rise or fall daily as conditions in the market change. These changes may occur as a result of national or international economic or political conditions, as well as general market trends.

INDEX FUND RISK:
     Closely tied to market risk, but specific to index funds because of their investment style, is index fund risk. Index fund risk arises because an index fund's Master Portfolio is not actively managed, but is passively managed through an indexing investment approach which seeks to track an Index, regardless of that Index's performance. The Fund (through its investments in the Master Portfolio) invests in the stocks included in the S&P 500 Index. The Fund will not change its investment strategy to counteract falling prices in the stock market. Thus, when the stock market is "down," the Fund will not , except to a minor degree, employ defensive investment strategies to offset the decline in stock values.

INVESTMENT ADVISER RISK:
     Both the Master Portfolio and the Fund are subject to Investment Adviser-risk. The Investment Adviser of the Master Portfolio, Barclays Global Funds Advisors ("BGFA"), selects stocks for the Master Portfolio utilizing an indexing investment management approach, which relies on sophisticated computer software that is more technological and quantitative than traditional means of stock selection. There is a possibility that these techniques may not completely replicate the investment portfolio of the S&P 500 Index, or that the Investment Adviser might interpret the information in a manner which does not best duplicate the Index. If this occurs, the Fund's performance may perform differently than the Index it seeks to track.

OTHER INVESTMENT RISKS:
     In addition to the risks discussed above, the Master Portfolio and the Fund are subject to other risks, such as the risk associated with investments in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index.

     One type of derivative the Master Portfolio may invest in is an index futures contract. An index futures contract is an agreement between a buyer and a seller that obligates the respective parties to buy and sell a predetermined quantity of a market index at an established price on or before a stipulated date. The seller does not actually deliver shares in the process of the sale. Rather, the parties complete the contract with the net cash value of the securities; the difference between the contract price and the market price of the securities on the stipulated date of sale. The Master Portfolio may be able to reduce the costs associated with investing directly in a security by investing in a forward futures contract instead. It also enables the Master Portfolio to approach the returns of a fully invested portfolio while maintaining some cash in its holdings. Derivatives are sensitive to changes in interest rates or to sudden fluctuations in market prices and can be more volatile than other securities. For this reason, they can affect the value and performance of the Master Portfolio and of the Fund.

FOR ADDITIONAL DISCUSSION REGARDING THE FUND'S RISKS, PLEASE REFER TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

In addition, investment in the Fund is made available as a component of the on-line Working Equity Account program offered by vanteq ("vanteq"). Participation in that program is subject to risks separate and apart from investment in the Fund. You are urged to consult the brokerage agreement and other disclosures provided to you by vanteq in connection with your participation in that account.


Management of the Fund

The Fund's Trustees oversee the general business of the Fund. They have retained vanteq Investment Advisors Inc. (the "Manager") to serve as the Manager of the Fund. The Manager is located at 300 First Stamford Place, Stamford, Connecticut, 06902. The Manager is a wholly owned subsidiary of vanteq. The Manager has overall responsibility for the investment operation and administration of the Fund and agrees to provide or arrange to be provided to the Fund investment advisory, administrative, transfer agency, pricing, custodial, auditing and legal services. For its services, the Manager receives a fee based on an annual rate of 0.40% of the Fund's average daily net assets. Out of that fee the Manager bears all operating expenses of the Fund except for distribution (12b-1) fees, investment advisory fees and other operating expenses paid by the Master Portfolio (but which the Manager will bear through a dollar-for-dollar reduction of its fee), brokerage fees, taxes, interest and extraordinary expenses.

Advisor Services

     The Manager has, with the approval of the Trustees, determined to invest the Fund's assets in the Master Portfolio. The Master Portfolio's investment adviser is BGFA, a subsidiary of Barclays Global Investors ("BGI"). BGI provides research to BGFA, where a team of investment professionals evaluates the data through a series of quantitative models before making decisions to buy or sell securities for the Master Portfolio. BGFA does not apply economic, financial or market analysis when making investment management decisions for the Master Portfolio. Its criteria for selecting securities is based on matching the performance results of the S&P 500 Index. BGFA is located at 45 Fremont Street, San Francisco, California 94105.

     For its services to the Master Portfolio BGFA receives a fee based on an annual rate of 0.05% of the Fund's average daily net assets which is paid by the Manager.


Shareholder Information

Calculating the Fund's Share Price

     The Fund's share price (also known as a Fund's net asset value, or "NAV") is determined in accordance with the standard formula for valuing mutual fund shares, and is calculated at the close of regular trading (normally 4 p.m. Eastern time) each day the New York Stock Exchange (NYSE) is open. The NAV per share equals the total value of the Fund's assets (market value of securities the Fund holds, plus its cash reserves), less its liabilities, the result of which is divided by the number of outstanding shares. The Fund anticipates holding shares of the Master Portfolio, the net asset value of which is calculated as of the same time each day as that of the Fund. The securities held by the Master Portfolio and the Fund's other holdings are valued at their current market prices, except that debt securities maturing within 60 days are valued at amortized cost. If a current market price is not available for a security, then the security's fair value is determined in accordance with guidelines approved by the Trustees of the Master Portfolio or the Fund, as the case may be.

     The price at which a shareholder's purchase into, or redemption from, the Fund is made will be the NAV calculated for the business day, ending at the close of normal trading on NYSE, in which the shareholder's order is received in proper form. If a shareholder's order is received after the close of normal trading on the NYSE on any given business day, the purchase order or redemption request will be deemed to have been received the next business day, and the order will be processed based upon the NAV calculated for the next business day. Please see the Fund's SAI for more information regarding the purchase and sale of Fund Shares.

How to Buy Fund Shares

     The Fund is offered exclusively to on-line investors who participate in vanteq's Working Equity Account. The minimum investment is $1,000. Shares in the Fund may be purchased through a shareholder's vanteq Working Equity Account at www.vanteq.com on any day that the NYSE is open for trading.

     The Fund may close to new investments at any time, and reserves the right to refuse any order to purchase shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Distribution (12b-1) Plan

     The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides for payment of 0.25% of the Fund's average net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to Sell Fund Shares

     Investors may redeem shares through their vanteq Working Equity Account at www.vanteq.com as of the close of normal trading on the NYSE next to occur after the redemption order is received in proper form.

     The Fund assesses a 2.00% fee on the redemption of shares held for less than two years. This fee is reduced to 1.50% for shares held for more than two years but less than three years, to 1.00% for shares held for more than three years but less than four years, and to 0.50% for shares held for more than four years but less than five years. No fee is charged for shares held for more than five years. Any additional shares purchased after the five year period described above will not be subject to a redemption fee. The redemption fee is withheld from redemption proceeds and retained by the Fund. Because the Fund is intended for long-term investors, the redemption fee ensures that the transaction costs associated with short-term trading are borne by the investors making the transactions, and not by the long- term shareholders who do not generate the costs.

     The Fund is offered exclusively to on-line investors participating in the vanteq Working Equity Account. If an investor rescinds consent to receive all information about the Fund electronically, the Fund will redeem all of the investor's shares in the Fund.

     Generally, redemption requests will be processed within [two] business days from the business day that the request is received in good order by the Fund. There are situations where payment may be delayed. Please see the SAI for additional information regarding redemptions.

Dividends and Distributions

     The Fund pays out any dividends of net investment income to shareholders each quarter and distributes any capital gains to shareholders at least annually. Unless otherwise indicated, dividends and distributions payable to the shareholder will automatically be reinvested as shares of the Fund. Shareholders will not receive interest on any uncashed distribution or redemption checks. If a shareholder fails to deposit or cash a distribution check within a specified time period, the Fund will stop the check and reinvest the distribution in the Fund.

Taxes

     Shareholders may be required to pay taxes on the Fund's net investment income and capital gains distributed by the Fund. Shareholders will owe taxes on distributions of net investment income or capital gains whether they are received in cash or reinvested in the Fund.

     The amount of taxes owed by a shareholder on Fund income and gains will depend upon the distributions the Fund pays out and a shareholder's tax rate. Normally, dividends and distributions are taxable to shareholders when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

     Dividends and capital gain distributions usually create the following tax liability:

-------------------------------------------------------------------------------
  TRANSACTION                            TAX STATUS
-------------------------------------------------------------------------------
  Income dividends                       Ordinary income
-------------------------------------------------------------------------------
  Short-term capital gain distribution   Ordinary income
-------------------------------------------------------------------------------
  Long-term capital gain distribution    Capital gain
-------------------------------------------------------------------------------

     A portion of dividends paid to corporate shareholders of the Working Equity S&P 500 Index Fund may qualify for the dividends-received deduction available to corporations.

     In addition, when a shareholder sells Fund shares, the shareholder may have a taxable gain or loss, depending on the price paid for the shares at purchase, and the price received for the shares at redemption.

-------------------------------------------------------------------------------
 TRANSACTION                                    TAX STATUS
-------------------------------------------------------------------------------
 You sell shares owned for more than one year   Long-term capital gain or loss
-------------------------------------------------------------------------------
 You sell shares owned for one year or less     Short-term capital gain or loss
-------------------------------------------------------------------------------

     Other tax considerations arise in the timing of the purchase of Fund shares. If a shareholder buys Fund shares shortly before the Fund makes a distribution, the shareholder will effectively receive part of the purchase back in the distribution, and will be subject to tax on that distribution. Similarly, if a shareholder buys shares of the Fund, and the Fund is holding securities that have appreciated in value, then the shareholder will effectively receive part of the purchase back in a taxable distribution, if the Fund sells the securities and realizes gain on the sale. Because of the nature of the Fund's investment strategy, the Fund has the potential to build up high levels of unrealized appreciation in its investments.

     The Fund will notify each shareholder of the dividends and distributions issued to the shareholder during the year and the federal tax status of these distributions. Shareholders could also be subject to foreign, state and local taxes on such dividends and distributions.

     The Fund is  required  to  withhold  31% as  "backup  withholding"  on any payments made to shareholders (including amounts deemed paid in the case of exchanges) who have not certified to the Fund that their Taxpayer Identification Number (TIN) is correct and that they are not subject to back up withholding. The Fund may also be required to withhold backup withholding if the Internal Revenue Service (IRS) notifies the Fund that a shareholder's TIN as given is incorrect or that a shareholder is otherwise subject to backup withholding. The IRS may also subject shareholders who have supplied the Fund with an incorrect TIN to IRS penalties.

     The Fund is also required to withhold 30% from dividends paid to foreign shareholders.

TAX CONSIDERATIONS FOR TAX-DEFERRED ACCOUNTS, SUCH AS BENEFIT PLANS OR NON-TAXABLE ENTITIES, WILL BE DIFFERENT.

BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, WE RECOMMEND THAT YOU CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.


Master/Feeder Mutual Fund Structure

Feeder Fund Expenses

     The Fund, as a feeder Fund, invests all of its assets in the Master Portfolio. Other feeder Funds may invest in the same Master Portfolio. The Fund bears expenses of the Master Portfolio in proportion to the amount of assets it invests in the Master Portfolio. The feeder fund sets its own transaction minimums and investment conditions, and has its own fund-specific expenses.

Feeder Fund Rights

     The Fund's Board of Trustees has the right to withdraw Fund assets from the Master Portfolio if the Board believes that doing so is in the shareholders' best interests. In the event the Fund's Trustees withdrew assets from the Master Portfolio, the Trustees would then consider options for managing the Fund's assets, including but not limited to, hiring its own investment manager or investing in another master portfolio.

        Shareholder Inquiries

     For more detailed information on the Working Equity S&P 500 Fund, shareholders may request a copy of the Fund's Statement of Additional Information (SAI). The SAI, which provides detailed information on the Fund, is incorporated by reference into this prospectus. If you have any questions about the Fund, or wish to obtain the SAI and any reports to be issued by the Fund free of charge, please call the Fund's toll free number, 1-8[ ] or access Working Equity Funds at its website: www.vanteq.com.

     Fund information, including copies of this prospectus and the SAI, can be obtained from the Securities and Exchange Commission ("SEC"). Investors can access the information from the SEC's Website: http://www.sec.gov, or they can request copies of the documents, upon payment of a duplicating fee, through the SEC's Public Reference Section, Washington D.C. 20549-0102 or by electronic request at: publicinfo@sec.gov. Shareholders can also review and copy documents at the SEC's Public Reference Room in Washington D.C. Shareholders should call 1-202-942-8090 for additional details regarding operation of the SEC's public reference room.

     All requests for information on this Fund may require the Fund's file number: 811-xxxx



WORKING EQUITY FUNDS
[ADDRESS]
[PHONE]
[WEBSITE]

                             WORKING EQUITY FUNDS
                       WORKING EQUITY S&P 500 INDEX FUND


                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2001


This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Fund dated March 1, 2001, as revised from time to time. This SAI contains information that may be useful to investors but that is not included in the prospectus. The SAI should be read together with the applicable prospectus. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus.

A copy of the Prospectus and any reports issued by the Fund may be obtained without charge by accessing vanteq's Website online (www.vanteq.com). Other information on the Website is not incorporated by reference into this SAI. Only investors participating in the vanteq Working Equity Account who consent to receive all information about the Fund electronically may invest in the Fund.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Fund History ...................................................             1
Description of the Fund and its Investments and Risks ..........             1
Investment Restrictions ........................................             8
Management .....................................................            12
Control Persons and Principal Holders of Securities ............            14
Investment Adviser and Other Service Providers .................            14
Portfolio Transactions and Brokerage Selection .................            16
Capital Stock and Voting Rights ................................            16
Purchase, Redemption and Pricing of Shares .....................            17
Dividends, Distributions and Taxes .............................            19
Performance Information ........................................            22

                                 FUND HISTORY

The Working Equity S&P 500 Index Fund (the "Fund") is a series of Working Equity Funds (the "Trust"). The Trust is organized as a Massachusetts business trust and was formed on October 6, 2000.



DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is a diversified open-end management investment company under the Investment Company Act of 1940. The Fund's investment objective is to provide total returns that attempt to match the total return of the stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks its investment objective by investing in a master portfolio that invests in stocks and other assets and attempts to match the total return of the S&P 500 Index.


In addition to the investment strategies and risks described in the prospectus, the Fund through its investment in the Master Portfolio may employ other investment practices and may be subject to other risks, which are described below.


   Equity  Securities.  The stock investments of the Fund are subject to equity
   ------------------
market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Although the U.S. stock market has generally performed well over recent periods, there can be no guarantee that these performance levels will continue.

   Stock Index Futures and Options on Stock Index Futures. The Master Portfolio
   ------------------------------------------------------
may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

   Futures  Contracts  and  Options  Transactions.  A  futures  contract  is an
   ----------------------------------------------
agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. At the time it enters into a futures transaction, the Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position that is continually "marked to market."

   The Master Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When the Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

   If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio. Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolio expects to apply a portion of its cash or cash equivalents maintained for liquidity needs to such activities.

   Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

   Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts.
Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

   In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts that do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

   Repurchase  Agreements.  The Master  Portfolio  may  engage in a  repurchase
   ----------------------
agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, and all repurchase transactions must be collateralized. The Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by Barclays Global Fund Advisors ("BGFA"), the investment adviser of the Master Portfolio.

   The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

   Forward   commitment,    when-issued    securities   and    delayed-delivery
   ----------------------------------------------------------------------------
transactions.  The  Master  Portfolio  may  purchase  or sell  securities  on a
------------
when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of actually acquiring them, the Master Portfolio may sell securities purchased on a when-issued, delayed delivery or a forward commitment basis before the settlement date if it is deemed appropriate by the Master Portfolio's investment advisor.

   Investment Company Securities. The Master Portfolio may invest in securities
   -----------------------------
issued by other investment companies that principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange listed closed-end funds.

   Illiquid Securities.  The Master Portfolio may invest up to 15% of the value
   -------------------
of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise the related demand feature described above on not more than seven days notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

   Short-Term Instruments and Temporary  Investments.  The Master Portfolio may
   -------------------------------------------------
   invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises);
(ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC;
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA ; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks that may be purchased by the Master Portfolio.

   Bank  Obligations.  The Master  Portfolio  may  invest in bank  obligations,
   -----------------
including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association
Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

   Investment in Warrants.  The Master Portfolio may invest up to 5% of its net
   ----------------------
assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants that are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

   U.S.  Government  Obligations.  The Master  Portfolio  may invest in various
   -----------------------------
types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

   Loans of Portfolio Securities. The Master Portfolio may lend securities from
   -----------------------------
its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio will be subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Master Portfolio, its investment advisor or its distributor.

   The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Master Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon the borrower or a placing broker.

   Borrowing Money. As a fundamental  policy, the Master Portfolio is permitted
   ---------------
to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Master Portfolio's total assets, the Master Portfolio will not make any investments.

   Floating- and  Variable-Rate Obligations.  The Master Portfolio may purchase
   ----------------------------------------
debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Master Portfolio may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

   The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

   Letters of  Credit.  Certain of the debt  obligations  (including  municipal
   ------------------
securities, certificates of participation, commercial paper and other short-term obligations) that the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BGFA, as investment adviser to the Master Portfolio, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

   Commercial  Paper and  Short-Term  Corporate  Debt  Instruments.  The Master
   ---------------------------------------------------------------
Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an on-going basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold such obligations, it may be subject to additional risk of default.

   Unrated,  Downgraded  and Below  Investment  Grade  Investments.  The Master
   ---------------------------------------------------------------
Portfolio may purchase instruments that are not rated if, in the opinion of its investment adviser, BGFA, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI.

   Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt is traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

   Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

   Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

   Securities of Non-U.S.  Issuers.  The Master Portfolio may invest in certain
   -------------------------------
securities of non-U.S. issuers as discussed below. OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS AND CORPORATIONS - The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any by BGFA to be of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. The Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. The Master Portfolio also may invest in U.S. dollar-denominated debt obligations issued by foreign corporations.

                            INVESTMENT RESTRICTIONS

   The Fund has adopted investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Fun. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust, as the case may be, at any time.

   FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND. The Fund is subject to the following investment restrictions, all of which are fundamental policies.

   The Fund may not:

   (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period and provided further, that the Fund may invest all its assets in a diversified open-end management investment company, or series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard for the limitations set forth in this paragraph (1);

   (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

   (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund may purchase securities of an issuer that invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with its respective investment policies;

   (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

   (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

   (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not cause the fund to be considered an underwriter for purposes of this paragraph (6);

   (7) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (7);

   (8) borrow money or issue senior securities as defined in the 1940 Act, except that the Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

   (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may enter into futures and options contracts in accordance with its respective investment policies, and except that the Fund may invest up to 5% of its net assets in warrants in accordance with its investment policies;

   (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10); or

   (11) make loans, except that the Fund may purchase or hold debt instruments or lend their portfolio securities in accordance with their investment policies, and may enter into repurchase agreements.

   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND. The Fund is subject to the following investment restrictions, all of which are non-fundamental policies.

   (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

   (2) The Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

   (3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

   Notwithstanding any other investment policy or limitation (whether or not fundamental), the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

The Master Portfolio is subject to the
following investment restrictions. Fundamental Investment Restrictions of the Master Portfolio. The Master Portfolio is subject to the following investment restrictions, all of which are fundamental policies.

   The Master Portfolio may not:

   (1) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

   (2) hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets.

   (3) invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

   (4) purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

   (5) borrow money, except that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

   (6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees.

   (7) act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

   (8) invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

   (9) issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

   (10) purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIO. The Master Portfolio is subject to the following non-fundamental policies.

   (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

   (2) The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.


   (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

THE FUND AND MASTER  PORTFOLIO

   Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the Fund, the Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

   S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                                   MANAGEMENT

   The Board of Trustees has the responsibility for the overall management of the Fund under the laws of the Commonwealth of Massachusetts.

   Trustees and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is c/o Working Equity Funds, 300 First Stamford Place, Suite 500, Stamford, CT 06902. Trustees who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.


                                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE     POSITION(S)           DURING PAST 5 YEARS
---------------------     -----------           ---------------------

                          [Trustee,
                          Chairman
                          and President]


                          [Vice President]

                          [Secretary]

                                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE     POSITION(S)           DURING PAST 5 YEARS
---------------------     -----------           ---------------------

                          [Asst. Secretary]

                          [Treasurer]

                          [Asst. Treasurer]

                          Trustee

                          Trustee

                          Trustee


                              COMPENSATION TABLE

The following table provides an estimate of each Trustee's compensation received from the Trust for the fiscal year ending December 31, 2001.


                                                TOTAL COMPENSATION
        NAME AND POSITION                        FROM REGISTRANT

                                                       $

                                                       $

                                                       $

                                                       $

--------------------

   Trustees of the Trust are compensated annually by the Trust for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust. The Trustees have an audit committee consisting of _______, _______ and _______. As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

   Code of  Ethics.  Pursuant  to Rule  17j-1 of the 1940 Act,  Working  Equity
   ---------------
Funds, the Manager and vanteq Securities, Inc., the Fund's principal underwriter, have adopted [a joint] code of ethics. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   As of December 31, 2000, the Fund had no shareholder, other than [vanteq], which owned 100% of its outstanding shares.

   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. [vanteq and its controlling persons] may be deemed to control the Fund.


                INVESTMENT MANAGER AND OTHER SERVICES PROVIDERS

   Investment Manager.  Under an Investment Management Agreement with the Fund,
   ------------------
vanteq Investment Advisors Inc. (the "Manager") provides investment advisory and management services to the Fund. The Manager is wholly owned by vanteq, Inc., located at 300 First Stamford Place, Stamford, CT 06902. The Manager was formed in September, 2000 and has no history of operations.

     Subject to the general supervision of the Working Equity Funds' Trustees, the Manager provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and clerical services. For its advisory and related services, the Fund currently pays the Manager a unified fee at an annual rate equal to 0.40% of the Fund's average daily assets less the fees and expenses of the Fund's independent Trustees.

   Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio pursuant to a separate Investment Advisory Contract
("BGFA Advisory Contract") with the Master Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. Pursuant to the BGFA Advisory Contract, BGFA provides the Master Portfolio with investment advisory services and furnishes to the Master Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Fund and is computed daily and paid monthly.

   Principal  Underwriter.  The  principal  underwriter  of the Fund is  vanteq
   ----------------------
Securities, Inc., a wholly owned subsidiary of vanteq. vanteq bears all expenses, including the cost of maintaining a web site for the distribution of the Fund's prospectuses, and otherwise incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Fund's Plan of Distribution (the "Plan"), which has been adopted pursuant to Rule 12b-1 under the Investment Company act of 1940.

   Administrator.   Investors   Bank   &   Trust   Company   ("IBT")   performs
   -------------
administrative duties for the Fund pursuant to an Administration Agreement with the Fund, such as management of the Fund's non-investment operations, preparation of reports for the Fund's Board of Directors, preparation of registration statements and reports required by the Securities and Exchange Commission and required filings with state securities commissions, and preparation of proxy statements and shareholder reports. IBT is located at 200 Clarendon Street, Boston, Massachusetts 02116. For its services under the Administration Agreements, IBT receives fees, which are computed daily and paid monthly at the annual rate of ___% of the Fund's average daily net assets.

   [Co-Administrators.   The  Master   Portfolio  has  engaged   Stephens  Inc.
   ------------------
("Stephens") and Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Master Portfolio. Pursuant to a Co-Administration Agreement with the Master Portfolio, Stephens and BGI provide administration services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the Master

Portfolio's investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel;
(ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio together with those ordinary clerical and bookkeeping services that are not being furnished by the Master Portfolio's investment adviser. Stephens also pays the compensation of the Master Portfolio's Directors, officers and employees who are affiliated with Stephens. In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Master Portfolio, Stephens and BGI have agreed to bear all costs of the Master Portfolio's operations including, but not limited to, transfer and dividend disbursing agency fees, shareholder servicing fees and expenses of preparing and printing prospectuses, SAIs and other materials. For providing such services, Stephens and BGI are entitled to 0.15% of the average daily net assets of the Master Portfolio. Effective October 21, 1996, BGI contracted with IBT to provide certain sub-administration services.]

   Custodian.  IBT serves as  custodian to the Fund and Master  Portfolio.  The
   ---------
custodian, among other things, maintains a custody account or accounts in the name of the Fund and Master Portfolio; receives and delivers all assets for the Fund and Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and Master Portfolio and pays all expenses of the Fund and Master Portfolio. IBT is compensated for its services to the Fund by the Manager.

   Transfer and Dividend  Disbursing Agent. IBT has been retained to act as the
   ---------------------------------------
transfer and dividend disbursing agent for the [Fund] and Master Portfolio. For its services as transfer and dividend disbursing agent to the [Fund] and Master Portfolio, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the [Fund] and Master Portfolio and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. [Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services.] IBT is compensated for its services to the Fund by vanteq Asset Management.

   Independent  Auditors.  KPMG LLP, 99 High Street, Boston MA 02110, serves as
   ---------------------
independent auditors for the Fund.

   Legal Counsel.  Mayer, Brown and Platt, 1675 Broadway, 19th Floor, New York,
   -------------
NY 10019-5820, serves as counsel to the Fund.

                PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

   Purchases and sales of equity securities in the Master Portfolio are supervised by BGFA. BGFA uses its best judgment when allocating brokerage transactions to brokers and dealers for execution, so that all manner of these transactions are considered fair and reasonable to shareholders. BGFA considers the market and price of the security, the experience, financial stability and execution capabilities of the broker or dealer, the amount of the commission to be paid for the transaction and on an ongoing basis, and the timeliness of execution, to ensure that the order is executed under the best terms. BGFA may also combine the purchase and sale of securities for the Master Portfolio with orders of other accounts that BGFA manages if it results in the best overall terms for execution for the transaction.

   Some of the brokers and dealers who may execute orders for the Master Portfolio offer commission rebates to the Master Portfolio. BGFA will consider these rebate offers in its assessment of determining the best terms for a transaction. In other cases, a broker or dealer may charge a higher commission for a transaction than would be charged by some other broker or dealer, because it provides additional research services, such as reports and statistics on companies or industries, general summaries of particular equity securities, or broad overviews of markets and the economy. The research provided may be used by BGFA for the benefit of the Master Portfolio, or for the benefit of other Portfolios as well. BGFA may determine, in good faith, that these higher brokerage fees are fair and reasonable, in light of the information provided and the value of that information to the particular transaction or other transactions over which BGFA has investment discretion. In all cases, BGFA's primary consideration in equitably selecting brokers or dealers for Portfolio transactions is prompt execution at a fair and reasonable price.

   The number of executions transacted on the Master Portfolio may vary significantly every year. Generally, as transactions within the Master Portfolio increase, and Portfolio turnover goes up, brokerage costs increase as well.

   As of the date of this SAI, the Fund had not yet commenced operations. As such, no brokerage fees in connection with any Portfolio transactions have been paid out by the Fund.

                        CAPITAL STOCK AND VOTING RIGHTS

   The authorized capital stock of the Fund consists of an unlimited number of shares having a par value of $.01 per share. As of the date of this SAI, the Fund's Board of Trustees has authorized the issuance of one series of shares, consisting of one class of shares. The Board of Trustees may, in the future, authorize the issuance of other series and classes of capital stock representing shares and classes of additional investment portfolios or funds.

   Although the Fund is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies. The Fund will call a special meeting of its shareholders if requested in writing by shareholders of at least 10% of the Fund's outstanding voting securities, for the purpose of voting on the question to remove a Trustee or Trustees from the Board of Trustees.

   Voting  Rights as to the Fund.  All  shares  of the Fund have  equal  voting
   -----------------------------
rights and can vote on each matter presented to shareholders. Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. There are no preemptive, conversion, cumulative or subscription rights attached to any of the Fund's shares. All issued shares will be fully paid and non-assessable by the Fund. The Trustees of the Company or their designeees will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

   As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund.

   Voting  Rights  as  to  the  Master  Portfolio.  Whenever  the  Fund,  as an
   ----------------------------------------------
interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders. If the Master Portfolio's investment objective or policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

   Dividend  Rights.  Each share of the Fund  represents an equal  proportional
   ----------------
interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. If the Fund is liquidated or dissolved, shareholders of the Fund are entitled to receive the assets of the Fund that are available for distribution, and any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

   Obligations and Liabilities. Under the Declaration of Trust, Shareholders of
   ---------------------------
the Fund are generally not liable for the debts and obligations of the Fund. Shareholders' financial liability is limited to the price paid for their shares. In addition, the Declaration of Trust provides that obligations of the Trust and Fund are not binding upon the Trustees, though nothing in the Declaration of Trust protects a Trustee against liability to which the Trustee would otherwise be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of the Trustee's fiduciary duty.


                  PURCHASES, REDEMPTION AND PRICING OF SHARES


   Purchase of Shares. Shares of the Fund can be purchased on any date that the
   ------------------
New York Stock Exchange ("NYSE") is open up to the close of normal trading. The NYSE is generally open for normal trading Monday through Friday, 9:30 am to 4:00 pm Eastern Time, except on those weekdays on which a national holiday recognized by NYSE is celebrated. Currently these holidays are: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Purchases of shares of the Fund are limited to investors who participate in the Working Equity Account, and are sold directly through their website at www.vanteq.com. The minimum initial investment in the Fund is $1,000, although such minimum may be waived at the discretion of vanteq Investment Advisors Inc. Subsequent investments may be in any amount.

   Price of Fund Shares.  There are no front or back end sales loads associated
   --------------------
with the purchase of shares of the Fund. The Fund's share price will be its net asset value, or NAV, and shall be calculated at the close of trading each business day that they NYSE is open for trading. The NAV per share is calculated by adding the market value of all of the Fund's assets plus its cash reserves, subtracting out the Fund's liabilities, dividing by the number of the Fund's out-standing shares, and adjusting that figure to the nearest cent. Debt securities maturing within 60 days are valued at amortized cost. Investors who purchase shares before the close of NYSE normal trading on a business day will receive that day's NAV, if the order to purchase is received in good form. For purchase orders in good form received after the close of NYSE normal trading on a business day, shares will be purchased at the NAV next calculated after the order is received.

   Additional shares of the Fund that are purchased as a result of dividend reinvestment will be purchased on the [ex-dividend date], at that date's NAV.

   In determining its NAV, the Fund will value all of its investments at their market price, usually the last reported sales price or bid price. If a market price is unavailable for a particular security, then the security's fair value is determined in accordance with guidelines approved by the Board of Trustees. Due to the global nature of investing, the value of the Fund's assets may change during times when the NYSE is not open, and shareholders of the Fund are unable to purchase into or redeem out of the Fund.

   12b-1 Plan. The Fund has adopted a Plan and Agreement of  Distribution  (the
   ----------
"Plan") with respect to its shares, which provides that the Fund will make monthly payments to vanteq computed at an annual rate no greater than 0.25% of average net assets attributable to the shares. These payments permit vanteq, at its discretion, to engage in certain activities and provide services for the purpose of financing any activity that is primarily intended to result in the sale of the Fund's shares. Payments by the Fund under the Plan, for any month, may be made to compensate vanteq for permissible activities engaged in and services provided. Activities appropriate for financing under the Plan include, but are not limited to, the following: making available to investors other than existing shareholders prospectuses and statements of additional information and reports, preparation and distribution of advertising material and sales literature; expenses of organizing on-line sales materials, supplemental payments to dealers and other institutions such as asset-based sales charges; and costs of administering the Plan.

   The Plan provides that they shall continue in effect Fund as long as such continuance is approved at least annually by the vote of the Fund's board of trustees cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. The Plan can also be terminated at any time by the Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the Fund, vote to terminate the Plan. The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of trustees intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares. So long as the Plan is in effect, the selection and nomination of persons to serve as Independent Trustees of the Fund shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of the Fund's payments under the Plan without approval of the shareholders, and all material amendments to the Plan must be approved by the board of trustees of the Fund, including a majority of the Independent Trustees. Under the agreement implementing the Plan, vanteq or the Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under the Plan in the event of its termination. To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to vanteq shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with vanteq. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid, should be made. The only Fund directors and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Fund who are also officers either of vanteq or other companies affiliated with vanteq. The benefits which the Fund believes will be reasonably likely to flow to the Fund and its shareholders under the Plan include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund; and

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes;

   The positive effect which increased Fund assets will have on vanteq's revenues could allow vanteq and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from vanteq and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.


   Redemptions. Shareholders may redeem their shares from the Fund any time the
   -----------
NYSE is open for trading. Redemption requests received in good form prior to the close of trading will receive that day's NAV, which will be calculated at the close of trading that business day. Redemption requests in good form received after the close of trading on a business day will receive the NAV calculated on the next business day. Redemptions will be processed within seven calendar days, but generally [two] business days following the shareholder's redemption request. The Fund may suspend the right of redemption, or postpone payment longer than seven days if the NYSE is closed for periods other than weekends or holidays, an emergency exists which makes it impracticable for the Fund to sell or fairly value its securities, trading on the NYSE is restricted, or when permitted by the SEC. The Fund may also redeem shares involuntarily.

   Shareholders  may  submit  redemption  requests  to  the  Fund  through  the
Internet. The Fund has implemented security procedures to authenticate shareholders requesting transactions through telephone and Internet access. These procedures include identifying shareholders through personal identification numbers, providing confirmations of transactions, recording telephone instructions and archiving Internet transactions. Although these procedures are reasonably designed to identify shareholders and prevent fraudulent use, the Fund may not be liable for losses due to unauthorized or fraudulent instructions received or acted upon.

   The Fund assesses a 2% fee on the redemption of shares held for less than two years. This fee is reduced to 1.5% for shares held for more than two years but less than three years, to 1.0% for shares held for more than three years but less than four years, and to 0.5% for shares held for more than four years but less than five years. No fee is charged for shares held for more than five years. Any additional shares purchased after the five year period described above will not be subject to a redemption fee. The redemption fee is withheld from redemption proceeds and retained by the Fund. Because the Fund is intended for long-term investors, the redemption fee ensures that the transaction costs associated with short-term trading are borne by the investors making the transactions, and not by the long- term shareholders who do not generate the costs.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

   General.  The  following  in formation supplements  and  should  be  read in
   -------
conjunction with the Prospectus, which generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes. It does not purport to be complete or deal with all tax issues that might arise as a result of holding shares in the Fund. Prospective and current shareholders should consult their tax advisors with regard to federal, state and local tax consequences resulting from investment in the Fund.

   The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code). As a regulated investment company, the Fund will not be taxed on its net income and gains distributed to its shareholders.

   To meet this qualification under the Code, the Fund must, (i) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

   The Fund must also distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the previous taxable year. The Fund intends to pay out substantially all of its net income and gains (if any) for each year.

   Excise Tax. A 4% nondeductible excise tax will be imposed on the Fund (other
   ----------
than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. To avoid application of the excise tax, the Fund intends to distribute substantially all of its income and gains (if any) by the end of each calendar year.

   Distributions.  Distributions  of the Fund's  investment  income  (including
   -------------
short-term gains) to U.S. shareholders is taxable as ordinary income whether paid in cash or reinvested in shares. Dividends paid to corporate shareholders may be eligible for the dividend received deduction, although this may be offset by the alternative minimum tax applicable to corporations. Distributions of the Fund's net capital gains will usually be taxable to shareholders as long-term gains, regardless of the length of time the shareholder has held shares. The Fund will notify shareholders of the federal tax status of the distributions made in cash or reinvested shares annually. Distributions are taxed for the calendar year in which they are distributed, except that distributions declared by the Fund in October, November or December of the year, and paid before January 31 of the following year, will be taxable as if paid in the year declared. Distributions are taxable even though they may represent a return of invested capital. Purchases of shares in the period prior to a distribution by the Fund have certain tax implications, because the amount of the distribution is reflected in the NAV of the shares. Investors should consider the fact that they will pay taxes on the distribution even if they reinvest such distributions in additional shares.

   Dispositions.  The sale of Fund shares by a shareholder  is a taxable event.
   ------------
There will be a taxable gain or loss, depending on the shareholder's cost basis at the time of purchase. Taxable gains may be long or short term, depending on the amount of time the shareholder held the shares. Any loss realized on the sale will be disallowed if the substantially identical shares are acquired within a period of 61 days, beginning 30 days prior to, and continuing 30 days after the date the shares are sold. In this case, the cost basis of the shares re-purchased will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less, and receives a distribution taxable as a long-term capital gain during that period, then any loss realized on the sale of the shares within that six month period would be a long term capital loss to the extent of such distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

   Master Portfolio.  Under the Code, the Master Portfolio will be treated as a
   ----------------
partnership rather than as a regulated investment company or a corporation. As a partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been "passed through" to the corresponding Fund (and the Master Portfolio's other investors) in proportion to the Fund's ownership interest in the Master Portfolio. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by the Fund of interest, dividends and gains without a corresponding distribution.

   Except as otherwise provided herein, gains and losses realized by the Master Portfolio on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Master Portfolio for more than one year at the time of disposition of the securities.

   If an option granted by the Master Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Master Portfolio of the option from its holder, the Master Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Master Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Master Portfolio pursuant to the exercise of a call option granted by it, the Master Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Master Portfolio pursuant to the exercise of a put option written by it, the Master Portfolio will subtract the premium received from its cost basis in the securities purchased.

   Under Section 1256 of the Code, the Master Portfolio will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed non-equity options. In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, generally will be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

   Under Section 988 of the Code, the Master Portfolio generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Master Portfolio will attempt to monitor
Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

   Offsetting positions held by the Master Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If the Master Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Master Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Master Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by the Master Portfolio, losses realized by the Master Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

   If the Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

   Foreign Shareholders. Under the Code, distributions attributable to ordinary
   --------------------
income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

   Other Matters.  Investors  should be aware that the investments  made by the
   -------------
Master Portfolio may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.


                            PERFORMANCE INFORMATION

   For purposes of advertising, the performance of the Fund may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of the Fund include the Fund's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Fund has operated. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate that is calculated by combining the income and principal charges for a specified period and dividing by the NAV per share at the beginning of the period.

   Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period that assumes the application of the percentage rate of total return. PERFORMANCE FIGURES ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Fund invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

   To the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV. The Fund may also calculate total return based on net asset value per share (rather than the public offering price) in which case the figures would not reflect the effect of any sales charge that would have been paid by an investor.

                                    PART C

                               OTHER INFORMATION


ITEM 23.        EXHIBITS

        (a)     ARTICLES OF INCORPORATION
                (1) Declaration of Trust, dated October 6, 2000, is filed herein as Exhibit a(1).

        (b)     BYLAWs
                (1)     By-laws of the Trust filed herein as Exhibit b(1).

        (c)     Instruments Defining Rights of Security Holders
                Not applicable

        (d)     INVESTMENT ADVISORY AGREEMENT
                (1) Form of Investment Manager Agreement between vanteq Investment Advisors, Inc. and the Registrant is filed herein as Exhibit d(1).

        (e)     DISTRIBUTION/UNDERWRITING AGREEMENT
                (1) Investment Distribution Agreement between Working Equity Funds, vanteq Securities, Inc. and the Registrant is filed herein as Exhibit e(1).

        (f)     BONUS OR PROFIT SHARING AGREEMENT
                Not applicable

        (g)     CUSTODIAN AGREEMENT
                (1) Custodian Agreement to be filed in a subsequent amendment.

        (h)     OTHER MATERIAL AGREEMENTS
                (1) Administration Agreement to be filed in a subsequent amendment.

                (2) Transfer Agency Agreement to be filed in a subsequent amendment.

                (3) Third Party Feeder Fund Agreement to be filed in a subsequent amendment.

        (i)     OPINION AND CONSENT OF COUNSEL
                        Not Applicable

        (j)     CONSENT OF INDEPENDENT AUDITORS
                Not Applicable

        (k)     OMITTED FINANCIAL STATEMENTS
                Not Applicable

        (l)     INITIAL CAPITAL AGREEMENTS
                (1) Capital Agreement to be filed in a subsequent amendment.

        (m)     RULE 12B-1 PLAN
                (1) Form of Rule 12b-1 Plan between Working Equity Funds, vanteq Securities, Inc. and the Registrant is filed herein as Exhibit m(1).

        (n)     FINANCIAL DATA SCHEDULES
                        Not applicable

        (o)     RULE 18F-3 PLAN
                        Not applicable

        (p)     POWERS OF ATTORNEY AND CODE OF ETHICS
                (1) Power of Attorney, dated October 20, 2000 for Graham Bolton is filed herein as Exhibit p(1).

                (2)     Codes of Ethics to be filed in a subsequent amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

        Reference is made to Article Ninth of the Registrant's Declaration of Trust.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        vanteq Investment Advisors, Inc. (the "Investment Manager") offers investment advisory services. The Investment Manager's offices are located at 300 First Stamford Place, Stamford, Connecticut, 06902. The directors and officers of the Investment Manager and their business and other connections are as follows:

-------------------------------------------------------------------------------
        Name         Title/Status with Investment    Other Business Connections
        ----         ----------------------------    --------------------------
                               Manager
                               -------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

ITEM 27.        PRINCIPAL UNDERWRITERS

vanteq Securities, Inc., located at 300 First Stamford Place, Stamford, CT
06902

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of vanteq, Inc., located at 300 First Stamford Place, Stamford, CT 06902.

ITEM 29. MANAGEMENT SERVICES

        Not applicable

ITEM 30. UNDERTAKINGS

        Not applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 25th day of October, 2000.

                              WORKING EQUITY FUNDS
                                 (Registrant)

                               By: /s/ Graham Bolton
                                   ----------------
                               Name:  Graham Bolton
                               Title: Trustee and President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                       Title                          Date
---------                       -----                          ----

/s/ Graham Bolton*              Trustee and President          October 25, 2000
-----------------
    Graham Bolton

*By: /s/ Jill Grossberg
     -------------------
     Jill Grossberg,
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herein.

                                 EXHIBIT INDEX


(a)(1)          Articles of Incorporation

(b)(1)          Bylaws

(d)(1)          Form of Investment Advisory Agreement

(e)(1)          Form of Distribution Agreement

(m)(1)          Form of Rule 12b-1 Plan

(p)(1)          Power of Attorney